Mezzanine Equity and Stockholders' Equity (Deficit) - Company's reserved common stock (Details) - shares	Sep. 30, 2024	Jul. 31, 2024	Dec. 31, 2023
Mezzanine Equity and Stockholders' Equity (Deficit)
Convertible preferred stock, shares outstanding			4,939,946
Company's Common Stock issuable upon the exercise of outstanding options Legacy Adagio's equity plans that were assumed in the Business Combination	7,587
Common Stock reserved for future issuance under the 2024 Equity Incentive Plan	21,205,970	1,036,666	5,713,959
Common stock reserved for future issuance	21,205,970	1,036,666	5,713,959
Convertible Securities Notes
Mezzanine Equity and Stockholders' Equity (Deficit)
Convertible Securities Notes	3,231,327
Base Warrants
Mezzanine Equity and Stockholders' Equity (Deficit)
Warrants	7,528,727
PIPE Pre-funded warrants
Mezzanine Equity and Stockholders' Equity (Deficit)
Warrants	670,000
Convert Warrants
Mezzanine Equity and Stockholders' Equity (Deficit)
Warrants	1,500,000
Stock Incentive Plan 2012 and 2022 Plan
Mezzanine Equity and Stockholders' Equity (Deficit)
Stock options issued and outstanding under the 2012 and 2022 Plan			747,001
Common shares available for future grant under the 2012 and 2022 Plan			27,012
2024 Equity incentive plan
Mezzanine Equity and Stockholders' Equity (Deficit)
Common Stock reserved for future issuance under the 2024 Equity Incentive Plan	4,472,592
Common stock reserved for future issuance	4,472,592
2024 Key employee equity incentive plan
Mezzanine Equity and Stockholders' Equity (Deficit)
Common Stock reserved for future issuance under the 2024 Equity Incentive Plan	3,354,444
Common stock reserved for future issuance	3,354,444
2024 Employee Stock Purchase Plan
Mezzanine Equity and Stockholders' Equity (Deficit)
Stock options issued and outstanding under the 2012 and 2022 Plan	7,587	0
Common Stock reserved for future issuance under the 2024 Equity Incentive Plan	441,293
Common stock reserved for future issuance	441,293